Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	3,576,586	2,397,160
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 66.74	$ 70.05